Property and Equipment (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)
Property and Equipment, Net [Abstract]
Depreciation expenses	RM 30,187	$ 7,395	RM 30,130